Loans - Summary of allowance for loan losses allocated by loan class and activity in allowance for loan losses for years (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance		$ 990	[1],[2]	$ 811
Charge Offs		0		(1)
Recoveries		0		0
Provisions	[2]	271		180
Ending Balance	[1],[2]	1,261		990
Real estate loans: | Secured by one-to-four family residences
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance		584	[1]	524
Charge Offs		0		0
Recoveries		0		0
Provisions		232		60
Ending Balance	[1]	816		584
Real estate loans: | Secured by multi-family residences
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance		38	[1]	39
Charge Offs		0		0
Recoveries		0		0
Provisions		42		(1)
Ending Balance	[1]	80		38
Real estate loans: | Construction
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance		31	[1]	6
Charge Offs		0		0
Recoveries		0		0
Provisions		23		25
Ending Balance	[1]	54		31
Real estate loans: | Commercial
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance		84	[1]	35
Charge Offs		0		0
Recoveries		0		0
Provisions		64		49
Ending Balance	[1]	148		84
Real estate loans: | Home equity lines of credit
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance		112	[1]	101
Charge Offs		0		0
Recoveries		0		0
Provisions		(5)		11
Ending Balance	[1]	107		112
Other Loans Portfolio Segment | Commercial and industrial
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance		28	[1]	11
Charge Offs		0		0
Recoveries		0		0
Provisions		19		17
Ending Balance	[1]	47		28
Other Unallocated
Allowance for Loan and Lease Losses [Roll Forward]
Beginning balance		113	[1]	95
Charge Offs		0		(1)
Recoveries		0		0
Provisions		(104)		19
Ending Balance	[1]	$ 9		$ 113

[1]	All Loans are collectively evaluated for impairment.
[2]	Restated